Condensed Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 5,075,820	$ 4,337,980	$ 14,317,169	$ 10,597,145
Other comprehensive income -
- foreign currency translation adjustments	633,699	648,323	1,583,689	794,237
Comprehensive income	$ 5,709,519	$ 4,986,303	$ 15,900,858	$ 11,391,382